DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES	DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
We are exposed to market risk related to potential fluctuations in interest rates. We use derivative financial instruments to mitigate the financial impact of exposure to these risks.
Accounting for derivative financial instruments is governed by ASC Topic 815, Derivatives and Hedging, (“ASC 815”). In accordance with ASC 815, we record our derivative instruments at fair value as either assets or liabilities in the Consolidated Balance Sheets. Changes in the instruments’ fair value are accounted for based on their intended use. Gains and losses on derivatives that are designated and qualify for cash flow hedge accounting are recorded as a component of accumulated other comprehensive income (“AOCI”) and reclassified into earnings when the hedged transaction materializes. The changes in the fair value of derivatives not designated as hedging instruments and those which are no longer effective as hedging instruments, are recognized immediately in earnings.
INTEREST RATE PRODUCTS
We are exposed to cash flow interest rate risk on our variable-rate debt and on anticipated debt issuances. We use variable-to-fixed interest rate swaps and forward-starting interest rate swap agreements to hedge this exposure. For these derivative instruments, we report the gains/losses from the fluctuations in the fair market value of the hedges in AOCI and reclassify them to earnings as interest expense in the same period in which the hedged interest payments affect earnings.
To the extent we de-designate or terminate a cash flow hedging relationship and the associated hedged item continues to exist, any unrealized gain or loss of the cash flow hedge at the time of de-designation remains in AOCI and is amortized using the straight-line method through interest expense over the remaining life of the hedged item. To the extent the associated hedged item is no longer effective, the gain or loss is reclassified out of AOCI to earnings immediately.
INTEREST RATE SWAPS
On December 27, 2024, we terminated and cash settled $100 million in notional value of our interest rate swaps, maturing in 2027, in connection with the repayment of $100 million outstanding under the 2022 Incremental Term Loan. Upon termination of the swap, we received $0.9 million from our counterparty. The termination resulted in a $1.6 million gain, which was recognized in earnings during the year ended December 31, 2024, within the Consolidated Statements of Income and Comprehensive Income (Loss) under the caption “Interest expense, net.” See Note 8 — Debt for additional information.
The following table contains information on the outstanding interest rate swaps as of December 31, 2024:

Outstanding Interest Rate Swaps (a)
Date Entered Into	Term	Notional Amount	Related Debt Facility	Fixed Rate of Swap	Bank Margin on Debt (b)	Total Effective Interest Rate (c)
April 2016	10 years	$100,000	2016 Incremental Term Loan	1.50%	1.75%	3.25%
April 2016	10 years	100,000	2016 Incremental Term Loan	1.51%	1.75%	3.26%
May 2021 (d)	7 years	200,000	2021 Incremental Term Loan	0.67%	1.65%	2.32%
April 2020 (e)	4 years	100,000	2015 Term Loan	0.78%	1.60%	2.38%
May 2020 (e)	4 years	50,000	2015 Term Loan	0.64%	1.60%	2.24%
May 2023 (e)	4 years	50,000	2015 Term Loan	3.29%	1.60%	4.89%

(a)All interest rate swaps have been designated as interest rate cash flow hedges and qualify for hedge accounting.
(b)Includes the SOFR Credit Spread Adjustment component of 0.1%.
(c)Rate is before estimated patronage payments.
(d)Matured into an active interest rate swap on February 1, 2022.
(e)On August 1, 2024, our three forward-starting interest rate swaps with a total notional amount of $200 million matured into active interest rate swaps. See Note 8 — Debt for additional information.
The following table demonstrates the impact, gross of tax, of our derivatives on the Consolidated Statements of Income and Comprehensive Income (Loss) for the years ended December 31, 2024, 2023 and 2022:

	Location on Statement of Income and Comprehensive Income (Loss)	2024	2023	2022
Derivatives designated as cash flow hedges:
Interest rate products	Other comprehensive (loss) income, relating to continuing operations	$21,795	$10,265	$75,006
	Interest expense, net	(28,406)	(26,311)	2,459
During the next 12 months, the amount of the AOCI balance, net of tax, expected to be reclassified into earnings is a gain of approximately $16.4 million. The following table contains details of the amounts expected to be reclassified into earnings:

Amount expected to be reclassified into earnings in next 12 months
Derivatives designated as cash flow hedges:
Interest rate products (a)	$16,414
Total estimated gain on derivatives contracts	$16,414

(a)    These reclassified amounts are expected to fully offset variable interest rate payments made to debt holders, resulting in no net impact on our earnings or cash flows.
The following table contains the notional amounts of the derivative financial instruments recorded in the Consolidated Balance Sheets at December 31, 2024 and 2023:

	Notional Amount
	2024	2023
Derivatives designated as cash flow hedges:
Interest rate swaps	$600,000	$850,000
Forward-starting interest rate swaps	—	200,000
The following table contains the fair values of the derivative financial instruments recorded in the Consolidated Balance Sheets at December 31, 2024 and 2023. Changes in balances of derivative financial instruments are recorded as operating activities in the Consolidated Statements of Cash Flows:

		Fair Value Assets (Liabilities) (a)
	Location on Balance Sheet	2024	2023
Derivatives designated as cash flow hedges:
Interest rate swaps	Other current assets	—	$5,742
	Other assets	49,353	37,983
	Other non-current liabilities	—	(546)
Forward-starting interest rate swaps	Other assets	—	12,790
	Other non-current liabilities	—	(8)

Total derivative contracts:
Other current assets		—	$5,742
Other assets		49,353	50,773
Total derivative assets		$49,353	$56,515

Other non-current liabilities		—	(554)
Total derivative liabilities		—	($554)

(a)See Note 10 — Fair Value Measurements for further information on the fair value of our derivatives including their classification within the fair value hierarchy.
OFFSETTING DERIVATIVES
Derivative financial instruments are presented at their gross fair values in the Consolidated Balance Sheets. Our derivative financial instruments are not subject to master netting arrangements, which would allow the right of offset.